SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Disclosure of operating segments

	Three Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Revenues	$7,345	$1,105	$2,267	$—	$10,717
Direct operating costs	(7,169)	(838)	(1,767)	(2)	(9,776)
General and administrative expenses	(67)	(41)	(85)	(18)	(211)
Equity accounted Company EBITDA (3)	11	35	17	—	63
Company EBITDA attributable to others (4)	(59)	(173)	(324)	—	(556)
Company EBITDA (1)	61	88	108	(20)	237
Realized disposition gain (loss)	522	—	—	—	522
Other income (expenses), net (5)	—	4	—	—	4
Interest income (expense), net	(38)	(97)	(186)	8	(313)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(2)	(5)	(3)	—	(10)
Current income taxes	(47)	—	(51)	5	(93)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(154)	64	178	—	88
Company FFO (1)	342	54	46	(7)	435
Depreciation and amortization expense (2)					(441)
Impairment expense, net					(324)
Other income (expense), net (5)					(185)
Deferred income taxes					41
Non-cash items attributable to equity accounted investments (3)					(30)
Non-cash items attributable to others (4)					611
Net income (loss) attributable to unitholders (1)					$107
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $58 million, infrastructure services $179 million, industrials $204 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $23 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $143 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $181 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Revenues	$14,280	$2,394	$3,244	$—	$19,918
Direct operating costs	(13,947)	(1,730)	(2,288)	(4)	(17,969)
General and administrative expenses	(134)	(75)	(143)	(37)	(389)
Equity accounted Company EBITDA (3)	19	56	21	—	96
Company EBITDA attributable to others (4)	(112)	(422)	(619)	—	(1,153)
Company EBITDA (1)	106	223	215	(41)	503
Realized disposition gain (loss), net	522	—	(2)	—	520
Other income (expenses), net (5)	—	—	2	—	2
Interest income (expense), net	(58)	(198)	(255)	14	(497)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(3)	(8)	(4)	—	(15)
Current income taxes	(57)	9	(85)	10	(123)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(136)	130	256	—	250
Company FFO (1)	374	156	127	(17)	640
Depreciation and amortization expense (2)					(752)
Impairment expense, net					(324)
Other income (expense), net (5)					(273)
Deferred income taxes					22
Non-cash items attributable to equity accounted investments (3)					(51)
Non-cash items attributable to others (4)					907
Net income (loss) attributable to unitholders (1)					$169
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $115 million, infrastructure services $348 million, industrials $289 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $30 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $4 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $271 million as per the unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Revenues	$7,859	$3	$909	$4	$8,775
Direct operating costs	(7,711)	—	(487)	(2)	(8,200)
General and administrative expenses	(72)	—	(54)	(16)	(142)
Equity accounted Company EBITDA (3)	7	38	18	—	63
Company EBITDA attributable to others (4)	(46)	—	(268)	—	(314)
Company EBITDA (1)	37	41	118	(14)	182
Realized disposition gain (loss)	55	—	35	—	90
Interest income (expense), net	(22)	—	(61)	—	(83)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(1)	(15)	(4)	—	(20)
Current income taxes	(22)	—	(30)	—	(52)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	19	—	41	—	60
Company FFO (1)	66	26	99	(14)	177
Depreciation and amortization expense (2)					(105)
Other income (expense), net					(7)
Deferred income taxes					39
Non-cash items attributable to equity accounted investments (3)					(50)
Non-cash items attributable to others (4)					65
Net income (loss) attributable to unitholders (1)					$119
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2018, depreciation and amortization by segment is as follows: business services $34 million, infrastructure services $nil, industrials $71 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted loss of $7 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $189 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2018
	Total attributable to the partnership
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Revenues	$15,206	$5	$1,751	$7	$16,969
Direct operating costs	(14,945)	—	(900)	(4)	(15,849)
General and administrative expenses	(139)	—	(89)	(32)	(260)
Equity accounted Company EBITDA (3)	15	73	34	—	122
Company EBITDA attributable to others (4)	(71)	—	(538)	—	(609)
Company EBITDA (1)	66	78	258	(29)	373
Realized disposition gain (loss)	55	—	51	—	106
Interest income (expense), net	(41)	—	(128)	—	(169)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investment (3)	(1)	(30)	(8)	—	(39)
Current income taxes	(30)	—	(50)	—	(80)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	34	—	90	—	124
Company FFO (1)	83	48	213	(29)	315
Depreciation and amortization expense (2)					(211)
Other income (expense), net					(21)
Deferred income taxes					29
Non-cash items attributable to equity accounted investments (3)					(73)
Non-cash items attributable to others (4)					154
Net income (loss) attributable to unitholders (1)					$193
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2018, depreciation and amortization by segment is as follows: business services $67 million, infrastructure services $nil, industrials $144 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $10 million.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $331 million as per the unaudited interim condensed consolidated statements of operating results.

Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of the partnership's assets by reportable operating segment as at June 30, 2019 and December 31, 2018:

	As at June 30, 2019
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Total assets	$12,114	$10,813	$24,006	$1,396	$48,329

	As at December 31, 2018
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Total assets	$7,613	$11,640	$7,650	$415	$27,318

Disclosure of revenues by geographical areas
The tables below summarize our segment revenue by geography for IFRS 15 revenue for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
United Kingdom	$5,028	$84	$27	$—	$5,139
Canada	859	15	173	—	1,047
Australia	896	3	—	—	899
Brazil	68	22	275	—	365
United States of America	168	376	748	—	1,292
Middle East (1)	122	2	3	—	127
Europe	174	324	688	—	1,186
Other	26	133	351	—	510
Total IFRS 15 revenue	$7,341	$959	$2,265	$—	$10,565
Other non IFRS 15 revenue	$4	$146	$2	$—	$152
Total revenue	$7,345	$1,105	$2,267	$—	$10,717
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(1)	Middle East primarily consists of United Arab Emirates.

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
United Kingdom	$9,874	$161	$48	$—	$10,083
Canada	1,749	28	364	—	2,141
Australia	1,616	6	—	—	1,622
Brazil	119	49	506	—	674
United States of America	286	914	848	—	2,048
Middle East (1)	256	5	6	—	267
Europe	332	635	1,050	—	2,017
Other	30	292	417	—	739
Total IFRS 15 revenue	$14,262	$2,090	$3,239	$—	$19,591
Other non IFRS 15 revenue	$18	$304	$5	$—	$327
Total revenue	$14,280	$2,394	$3,244	$—	$19,918

Disclosure of disaggregation of revenue from contracts with customers [text block]
The tables below summarize our segment revenue by timing of revenue recognition for IFRS 15 revenue for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Goods / services provided at a point in time	$5,839	$288	$2,205	$—	$8,332
Services transferred over time	1,502	671	60	—	2,233
Total IFRS 15 revenue	$7,341	$959	$2,265	$—	$10,565
Other non IFRS 15 revenue	4	146	2	—	152
Total revenues	$7,345	$1,105	$2,267	$—	$10,717

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business Services	Infrastructure Services	Industrials	Corporate and Other	Total
Goods / services provided at a point in time	$11,139	$713	$3,128	$—	$14,980
Services transferred over time	3,123	1,377	111	—	4,611
Total IFRS 15 revenue	$14,262	$2,090	$3,239	$—	$19,591
Other non IFRS 15 revenue	18	304	5	—	327
Total revenues	$14,280	$2,394	$3,244	$—	$19,918